Related Party Transactions (Details Narrative) (10-K) - USD ($)				3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2016	Jun. 15, 2016	Feb. 19, 2016	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Shares valued at closing price per share			$ 0.9001
Stock issued during period of services expense	$ 1,000								$ 3,279,850	$ 1,508,133
Accounts payable			$ 15,750		$ 15,750				$ 15,750
Accrued interest percentage									8.00%
Accrued interest					44,851				$ 44,851
Revenue				$ 531,830		$ 1,763,608	$ 3,032,602	$ 1,914,358
Accured expenses					51,759				51,759
Accounts receivable - related party					$ 20,900				$ 20,900
Royalty fee percentage					1.00%				1.00%
Restricted Stock [Member]
Issuance of common stock, shares					800,000		2,257,778
Paid services fee			$ 55,000
License Agreement [Member]
Revenue									$ 324,131
Consulting Services [Member]
Issuance of common stock, shares	100,000	300,000	1,333,333
Shares valued at closing price per share	$ 0.77	$ 0.77
Stock issued during period of services expense	$ 77,000	$ 231,000	$ 1,200,133
Mr. Ng [Member]
Issuance of common stock, shares			1,333,333
Chief Executive Officer [Member]
Accounts payable					$ 52,673				52,673
Loans payable				50,000	50,000		$ 50,000		50,000
Expenses paid							$ 1,779		2,673
Accrued interest percentage							8.00%
Accrued interest					$ 2,586				$ 2,586
Accured expenses				$ 2,992			$ 2,992